Debt (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of Long-term Debt
A reconciliation of the outstanding principal to the carrying amount of the term loan facility is as follows:

	December 31,
	2022	2021
Outstanding principal	$50,000	$50,000
PIK	3,785	1,664
Debt discount	(5,728)	(11,003)
Total carrying amount	$48,057	$40,661